Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock, at Cost [Member]	Successor [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Retained Earnings (Accumulated Deficit) [Member]	Successor [Member] Accumulated Other Comprehensive Loss [Member]	Successor [Member] Treasury Stock, at Cost [Member]	Predecessor [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Retained Earnings (Accumulated Deficit) [Member]	Predecessor [Member] Accumulated Other Comprehensive Loss [Member]	Predecessor [Member] Treasury Stock, at Cost [Member]
Beginning balance at Dec. 31, 2010														$ 1,059	$ 1,409,057	$ 438,983	$ (29,417)	$ (149,752)
Beginning balance, Shares at Dec. 31, 2010														95,505,631
Issuance of shares under equity-based compensation plans, Shares														22,954
Issuance of shares to employee benefit plan, Shares														2,501
Net income													(140,054)			(140,054)
Other comprehensive income (loss), net of tax													(1,814)				(1,814)
Issuance of shares under equity-based compensation plans															308
Issuance of shares to employee benefit plan															78
Equity-based compensation															24,430
Tax benefit from shares issued under equity-based compensation plans															3,389
Ending balance at Jan. 14, 2011													1,556,267	1,059	1,437,262	298,929	(31,231)	(149,752)
Ending balance, Shares at Jan. 14, 2011														95,531,086
Issuance of shares, Shares								154,382,685
Issuance of shares under equity-based compensation plans, Shares								873,000
Shares repurchased under equity-based compensation plans, Shares								(567,330)
Issuance of shares								1,544	1,605,055
Net income							(252,308)			(252,308)
Other comprehensive income (loss), net of tax							(26,364)				(26,364)
Net shares repurchased under equity-based compensation plans												(5,957)
Issuance of shares under equity-based compensation plans								9	3,581
Equity-based compensation									4,377
Tax benefit from shares issued under equity-based compensation plans									837
Fair value of stock awards contributed as acquisition consideration									34,315
Ending balance at Dec. 31, 2011							1,365,089	1,553	1,648,165	(252,308)	(26,364)	(5,957)
Ending balance, Shares at Dec. 31, 2011								154,688,355
Net income							(17,976)
Ending balance at Mar. 31, 2012
Beginning balance at Dec. 31, 2011							1,365,089	1,553	1,648,165	(252,308)	(26,364)	(5,957)
Beginning balance, Shares at Dec. 31, 2011								154,688,355
Issuance of shares under equity-based compensation plans, Shares								559,914
Shares repurchased under equity-based compensation plans, Shares								(368,970)
Net income							5,353			5,353
Other comprehensive income (loss), net of tax							9,718				9,718
Net shares repurchased under equity-based compensation plans												(4,365)
Issuance of shares under equity-based compensation plans								5	2,727
Dividends paid										(200,000)
Cash payment to stock option holders										(732)
Equity-based compensation									4,003
Tax benefit from shares issued under equity-based compensation plans									484
Ending balance at Dec. 31, 2012							1,182,282	1,558	1,655,379	(447,687)	(16,646)	(10,322)
Ending balance, Shares at Dec. 31, 2012							154,879,299	154,879,299
Beginning balance at Sep. 30, 2012
Net income							11,450
Ending balance at Dec. 31, 2012		1,558	1,655,379	(447,687)	(16,646)	(10,322)	1,182,282
Ending balance, Shares at Dec. 31, 2012		154,879,299					154,879,299
Issuance of shares under equity-based compensation plans, Shares		6,618
Shares repurchased under equity-based compensation plans, Shares		(5,580)
Net income	15,900			15,900			15,900
Other comprehensive income (loss), net of tax	(7,288)				(7,288)
Net shares repurchased under equity-based compensation plans						(70)
Issuance of shares under equity-based compensation plans			61
Equity-based compensation			3,261
Tax benefit from shares issued under equity-based compensation plans			2
Ending balance at Mar. 31, 2013	1,194,148	1,558	1,658,703	(431,787)	(23,934)	(10,392)
Ending balance, Shares at Mar. 31, 2013		154,880,337
Beginning balance at Dec. 31, 2012							1,182,282	1,558	1,655,379	(447,687)	(16,646)	(10,322)
Beginning balance, Shares at Dec. 31, 2012							154,879,299	154,879,299
Issuance of shares, Shares								30,769,230
Issuance of shares under equity-based compensation plans, Shares								238,514
Shares repurchased under equity-based compensation plans, Shares								(25,266)
Issuance of shares								308	433,650
Net income							19,396			19,396
Other comprehensive income (loss), net of tax							(9,630)				(9,630)
Net shares repurchased under equity-based compensation plans												(313)
Issuance of shares under equity-based compensation plans								2	1,453
Dividends paid										(538,705)
Cash payment to stock option holders										(11,295)
Equity-based compensation									10,639
Tax benefit from shares issued under equity-based compensation plans									229
Ending balance at Dec. 31, 2013						(10,635)	1,088,016	1,868	2,101,350	(978,291)	(26,276)	(10,635)
Ending balance, Shares at Dec. 31, 2013							185,861,777	185,861,777
Beginning balance at Sep. 30, 2013
Net income							(8,912)
Ending balance at Dec. 31, 2013	1,088,016	1,868	2,101,350	(978,291)	(26,276)	(10,635)	1,088,016
Ending balance, Shares at Dec. 31, 2013	185,861,777	185,861,777					185,861,777
Issuance of shares under equity-based compensation plans, Shares		337,258
Net income	64,487			64,487
Other comprehensive income (loss), net of tax	76				76
Issuance of shares under equity-based compensation plans		4	1,953
Equity-based compensation			2,622
Tax benefit from shares issued under equity-based compensation plans			1,542
Ending balance at Mar. 31, 2014	$ 1,158,700	$ 1,872	$ 2,107,467	$ (913,804)	$ (26,200)	$ (10,635)
Ending balance, Shares at Mar. 31, 2014	186,199,035	186,199,035